GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 227,055	$ 2,628,237	$ 7,143,153	$ 6,098,944
Retained earnings accumulated deficit	34,339,865		34,112,810	26,969,657
Working capital deficit	$ 6,477,127		$ 6,678,562	$ (4,171,277)